Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Other Non-Current Assets

Other non-current assets consisted of the following:

	December 31, 2016	December 31, 2015
Available-for-sale equity securities	11	11
Trading equity securities	8	8
Long-term State receivables	388	403
Long-term receivables from third parties	1	1
Prepaid for pension	—	8
Deposits and other non-current assets	26	28

Total	434	459